INVENTORY (Schedule of Inventory) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Handsets and devices	₪ 36	₪ 73
Accessories and other	9	10
Spare parts	20	26
ISP modems, routers, servers and related equipment	12	15
Inventories	77	124
Write-downs recorded	7	6
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	544	539
Cost of inventory used as fixed assets	₪ 8	₪ 24